Debt	9 Months Ended
Sep. 30, 2017
Debt Disclosure [Abstract]
Debt
10.	DEBT

The Company’s debt as of December 31, 2015 and 2016 and as of September 30, 2017 amounted to $3.7 million, $41.8 million and $1.8 million, respectively. This consisted of three seller promissory notes that were negotiated as part of the Polymed acquisition (for details of the acquisition, refer to Note 11—Business Acquisitions), a mortgage, capital lease obligations, convertible bonds issued in 2016 and 2017 and a related derivative liability. As of December 31, 2015 and 2016 and September 30, 2017, the balances of this debt are as follows (in thousands):

	December 31,		September 30, 2017
	2015	2016
			(unaudited)
Current portion of promissory notes to related parties	$1,064	$1,123	$779
Current portion of mortgage	230	766	798
Current portion of capital lease obligation	—	—	44
Long-term portion of promissory notes to related parties	1,619	496	—
Long-term portion of mortgage	737	—	—
Long-term portion of capital lease obligation	—	—	179
Convertible bonds, net of debt discount of $3,502 as of December 31, 2016	—	14,498	—
Convertible bonds—related parties, net of debt discount of $3,871 as of December 31, 2016	—	16,129	—
Derivative liability	—	8,795	—

Total	$3,650	$41,807	$1,800

The promissory notes have a 36 month maturity beginning on July 1, 2015 and ending on June 1, 2018 with a 6% stated interest rate. The mortgage payments extend through July 30, 2018. Future minimum principal payments on these promissory notes and mortgage consist of $1.1 million and $0.5 million due in the remaining three months of 2017 and the year ending December 31, 2018, respectively.

In 2016 and 2017, the Company issued convertible bonds with an aggregate principal value of $75.0 million and a maturity date of October 1, 2018. Of the convertible bonds issued, an aggregate principal of $24.0 million were issued to related parties. On June 14, 2017, the IPO date, $68.0 million of these bonds, which had a carrying value of $55.8 million, were converted into 7,727,273 shares of common stock.

In March 2017, the Company signed an amendment to its license agreement with Hanmi, under which the Company received the rights to develop and sell drugs under the Orascovery program in additional territories, including Japan. This license amendment required an upfront fee of $7.0 million payable to Hanmi upon the execution of the agreement. In lieu of the payment, the Company issued a convertible bond to Hanmi with a par value of $7.0 million. This bond carried an interest rate of 10% per annum and a maturity date of October 1, 2018. This amendment included additional regulatory milestone payments and royalties based on sales. The occurrence of any milestone triggering events have not been deemed to be probable and no sales have yet occurred. On September 29, 2017, Hanmi converted its bond with a principal value of $7.0 million into 795,455 shares of common stock, at a 20% discount from the IPO price of $11 per share, which resulted in a loss on the embedded derivative feature from the convertible bond of $6.5 million in the three months ended September 30, 2017.

The conversion feature of these convertible bonds has been accounted for as an embedded derivative liability, which is measured at fair value and totaled $8.3 million and $5.1 million on the borrowing dates in 2016 and 2017, respectively. This resulted in a debt discount in the same amount, which is amortized to interest expense over the term of the debt using the effective interest method. As of September 30, 2017, all outstanding bonds have been converted and the fair value of the derivative liability is $0. The fair value measurement of the derivative liability was determined using unobservable Level 3 inputs. These inputs include (a) the estimated amount and timing of projected cash flows and (b) the probability and timing of the achievement of the factors on which the derivative is based. Significant increases (decreases) in any of those input could result in a lower or higher fair value measurement. The loss due to changes in the derivative liability amounted to $0.5 million for the year ended December 31, 2016 and a loss of $15.4 million for the nine months ended September 30, 2017.